Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	Changes during 2023, 2022 and 2021 for the PSU awards under the 2023-2025, 2022-2024 and 2021-2023 LTIPs were as follows:

	2023
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61
Granted	2,903,808	12.02	56,890	16.14	14,225	14.05
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(676,719)	12.43	(439,100)	12.43	(347,390)	12.59
Outstanding shares unvested at December 31	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76

	2023
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	1,587,998	€12.61	—	€—	—	€—
Granted	2,861,143	12.83	3,795,870	12.88	417,386	15.82
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(109,760)	12.43	(316,827)	12.83
Outstanding shares unvested at December 31	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82

	2022
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
Granted	3,803,956	10.38	3,803,956	11.29	950,992	11.29	950,986	11.29
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(209,121)	16.50	(209,121)	14.27	(52,286)	14.27	(52,273)	14.27
Outstanding shares unvested at December 31	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61	1,587,998	€12.61

	2021
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—	—	€—	—	€—	—	€—
Granted	2,934,454	17.07	2,934,454	14.55	733,729	14.55	733,498	14.55
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(176,849)	17.07	(176,849)	14.55	(44,213)	14.55	(44,213)	14.55
Outstanding shares unvested at December 31	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
Changes during 2023, 2022 and 2021 for the RSU awards under the 2023-2025, 2022-2024 and 2021-2023 LTIPs were as follows:

	2023		2022		2021
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,824,943	€12.77	4,316,256	€14.62	—	€—
Granted	3,419,898	12.41	5,186,760	11.45	4,499,970	14.62
Vested	(365,601)	15.26	(310,968)	16.11	—	—
Canceled	—		—	—	—	—
Forfeited	(816,533)	12.51	(367,105)	14.02	(183,714)	14.62
Outstanding shares unvested at December 31	11,062,707	€12.67	8,824,943	€12.77	4,316,256	€14.62
Changes during 2023, 2022 and 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2023		2022		2021
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	9,722,133	€9.95	17,520,829	€11.08	—	€—
Anti-dilution adjustment	—	—	—	—	2,181,936	11.09
Granted	—	—	—	—	24,321,968	11.14
Vested	(9,597,921)	9.95	(6,923,401)	10.19	(8,438,777)	11.30
Canceled	—	—	—	—	—	—
Forfeited	(124,212)	—	(875,295)	10.05	(544,298)	10.32
Outstanding shares unvested at December 31	—	€9.95	9,722,133	€9.95	17,520,829	€11.08
Changes during 2023, 2022 and 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2023		2022		2021
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,422,078	€6.71	11,573,960	€7.9	8,576,981	€15.3
Anti-dilution adjustment	—	—	—	—	7,278,029	—
Granted	—	—	—	—	—	—
Vested	(6,422,078)	6.71	(4,187,770)	8.78	(4,245,183)	9.15
Canceled	—	—	—	—	—	—
Forfeited	—	—	(964,112)	7.76	(35,867)	8.99
Outstanding shares unvested at December 31	—	€—	6,422,078	€6.71	11,573,960	€7.9

Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards	The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

	2023	2022	2021
Key assumptions	PSU TSR Awards Range
Grant date stock price	€15.37 - €15.64	€12.51 - €13.33	€16.98 - €17.68
Expected volatility	34%	42%	41%
Risk-free rate	2.94%	0.4%	0.69%

Disclosure of anti-dilutive securities	The following table reflects the changes resulting from the anti-dilution adjustments:

2021 Anti- dilution adjustment
RSU Awards:
Number of awards - as adjusted	3,179,903